FINANCIAL INSTRUMENTS - Changes in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	$ 254
Balance, end of year	641	$ 254
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	254	128
Additions	1,095	124
Recoveries	(397)	12
Write-offs	(300)	(10)
Foreign exchange	(11)	0
Balance, end of year	$ 641	$ 254